Investments in Investees (Details 14) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Disclosure of joint ventures [line items]
Net income	₪ 1,249	$ 360	₪ 3,180	[1],[2]	₪ 2,306	[2]
Other comprehensive income (loss)	754	217	(447)	[1],[3]	(3,473)	[3]
Total comprehensive income	2,003	577	2,733	[1]	(1,167)
Allocated to:
Equity holders of the Company	2,095	604	736	[1]	(901)	[1]
Non-controlling interests	(92)	(27)	1,997	[1]	(266)	[1]
Dividend to non-controlling interests	(671)	$ (194)	(1,285)		(1,078)
CTY [Member]
Disclosure of joint ventures [line items]
Revenue	1,373		1,410		1,272
Net income	354		682		476
Other comprehensive income (loss)	(312)		164		(125)
Total comprehensive income	42		846		351
Allocated to:
Equity holders of the Company	19		363		148
Non-controlling interests	23		483		203
Total Allocated	42		846		351
Dividend to non-controlling interests	₪ 262		₪ 317		₪ 217

[1]	Reclassified, refer to Note 2dd.
[2]	Reclassified, refer to note 2ff.
[3]	Reclassified, refer to Note 2f.